Finance income and expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Employee future benefit plan expense (note 19)	$ (226)	$ (230)
Pension administration expense	(117)	(118)
Investment and other income	1,034	417
Other income (loss)	(62)	19
Foreign exchange gain (loss)	(1,078)	1,692
Finance income (loss) and other	(449)	1,780
Finance expense	$ (503)	$ (732)